Shareholder Report, Holdings (Details)	May 31, 2025
C000006333 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006333 [Member] | Allstate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006333 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000006333 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006333 [Member] | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006333 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000006333 [Member] | Genuine Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000006333 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000006333 [Member] | Jacobs Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000006333 [Member] | Walt Disney [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000006333 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000006333 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.89%
C000006333 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.31%
C000006333 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000006333 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000006333 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%
C000006333 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
C000006333 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
C000006333 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
C000006333 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000006333 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000006335 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006335 [Member] | Allstate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006335 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000006335 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006335 [Member] | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006335 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000006335 [Member] | Genuine Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000006335 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000006335 [Member] | Jacobs Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000006335 [Member] | Walt Disney [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000006335 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000006335 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.89%
C000006335 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.31%
C000006335 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000006335 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000006335 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%
C000006335 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
C000006335 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
C000006335 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
C000006335 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000006335 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000031061 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000031061 [Member] | Allstate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000031061 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000031061 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000031061 [Member] | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000031061 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000031061 [Member] | Genuine Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000031061 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000031061 [Member] | Jacobs Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000031061 [Member] | Walt Disney [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000031061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000031061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.89%
C000031061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.31%
C000031061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000031061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000031061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%
C000031061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
C000031061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
C000031061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
C000031061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000031061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000006336 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000006336 [Member] | Allstate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006336 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000006336 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000006336 [Member] | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006336 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000006336 [Member] | Genuine Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000006336 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000006336 [Member] | Jacobs Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000006336 [Member] | Walt Disney [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000006336 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000006336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.89%
C000006336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.31%
C000006336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000006336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000006336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%
C000006336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
C000006336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
C000006336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
C000006336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000006336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
C000171459 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000171459 [Member] | Allstate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000171459 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000171459 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000171459 [Member] | Charles Schwab [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171459 [Member] | Bank of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000171459 [Member] | Genuine Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000171459 [Member] | Dover [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000171459 [Member] | Jacobs Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
C000171459 [Member] | Walt Disney [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000171459 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000171459 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.89%
C000171459 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.31%
C000171459 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000171459 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000171459 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%
C000171459 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%
C000171459 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.09%
C000171459 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
C000171459 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000171459 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%